Expense Example - FidelitySeriesTreasuryBillIndexFund-PRO - FidelitySeriesTreasuryBillIndexFund-PRO - Fidelity Series Treasury Bill Index Fund - Fidelity Series Treasury Bill Index Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none